COLUMBIA ETF Trust

225 Franklin Street

Boston, MA 02110

March 2, 2015

VIA EDGAR

Ms. Mary Cole

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia ETF Trust (Registrant)

Columbia Core Bond ETF

Columbia Intermediate Municipal Bond ETF

Columbia Large Cap Growth ETF

Columbia Select Large Cap Growth ETF

Columbia Select Large Cap Value ETF

Post-Effective Amendment No. 115
File No. 333-148082/811-22154

Dear Ms. Cole:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 115 (Amendment). This Amendment was filed electronically on February 27, 2015.

If you have any questions regarding this filing, please contact either the undersigned at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia ETF Trust